Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Operating activities
Loss before tax		$ (77,487)	$ (61,270)	[1]	$ (78,495)	[1]
Adjustments for non-monetary items
Depreciation		3,976	4,575	[1]	5,508	[1]
Amortization		5,553	4,021	[1]	2,828	[1]
Finance expense (income), net		5,127	(5,210)	[1]	2,934	[1]
Fair value adjustments on warrant obligations		497	(370)	[1]	0	[1]
Expected credit loss allowance increase (reversal)		57	(523)	[1]	214	[1]
Share-based compensation		16,205	16,488	[1]	15,242	[1]
Movements in provisions and pensions		649	1,617	[1]	308	[1]
Research tax credit		(977)	(726)	[1]	(1,129)	[1]
Loss on disposal of property and equipment		0	0	[1]	28	[1]
Gain on disposal of lease liability		0	0	[1]	(733)	[1]
Working capital changes
(Increase) decrease in accounts receivable		(6,603)	5,892	[1]	(6,500)	[1]
Decrease (increase) in prepaids and other assets		334	(1,157)	[1]	1,375	[1]
Decrease (increase) in inventory		46	69	[1]	(874)	[1]
Increase (decrease) in accounts payables, accrued expenses, deferred contract revenue, and other liabilities		16,930	(7,385)	[1]	6,871	[1]
Cash used in operating activities		(35,693)	(43,979)	[1]	(52,423)	[1]
Income tax paid		(200)	(536)	[1]	(801)	[1]
Net cash flows used in operating activities		(35,893)	(44,515)	[1]	(53,224)	[1]
Investing activities
Purchase of property and equipment		(574)	(244)	[1]	(1,494)	[1]
Acquisition of intangible assets		(108)	(195)	[1]	(263)	[1]
Capitalized development costs		(7,938)	(7,737)	[1]	(7,469)	[1]
Purchase of equity investments held at fair value		(1,885)	0	[1]	0	[1]
Proceeds upon maturity of term deposits		0	0	[1]	17,546	[1]
Interest received		1,835	3,421	[1]	4,655	[1]
Net cash flow (used in) provided from investing activities		(8,670)	(4,755)	[1]	12,975	[1]
Financing activities
Proceeds from exercise of share options		346	405	[1]	226	[1]
Interest paid		(3,953)	(1,728)	[1]	(6)	[1]
Proceeds from borrowings, net of transaction costs		34,563	13,930	[1]	0	[1]
Proceeds from sale of common stock in at-the-market offering		1,093	0	[1]	0	[1]
Payments of principal portion of lease liabilities		(1,872)	(2,750)	[1]	(3,043)	[1]
Net cash flow provided from (used in) financing activities		30,177	9,857	[1]	(2,823)	[1]
Decrease in cash and cash equivalents		(14,386)	(39,413)	[1]	(43,072)	[1]
Effect of exchange differences on cash balances		4,449	(3,612)	[1]	5,018	[1]
Cash and cash equivalents at beginning of the year	[1]	80,226	123,251		161,305
Cash and cash equivalents at end of the year		$ 70,289	$ 80,226	[1]	$ 123,251	[1]

[1]	Refer to “Note 2—Material Accounting Policies—Statement of Cash Flows - Interest Classification” for details on change in accounting policy.